CONDENSED CONSOLIDATING FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

NOTE 29    CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

The following Condensed Consolidating Financial Statements are presented to satisfy disclosure requirements of Rule 3-10(e) of Regulation S-X resulting from the inclusion of Newmont USA Limited (“Newmont USA”), a wholly-owned subsidiary of Newmont, as a co-registrant with Newmont on debt securities issued under a shelf registration statement on Form S-3 filed under the Securities Act of 1933 under which securities of Newmont (including debt securities guaranteed by Newmont USA) may be issued (the “Shelf Registration Statement”). In accordance with Rule 3-10(e) of Regulation S-X, Newmont USA, as the subsidiary guarantor, is 100% owned by Newmont, the guarantees are full and unconditional, and no other subsidiary of Newmont guaranteed any security issued under the Shelf Registration Statement. There are no restrictions on the ability of Newmont or Newmont USA to obtain funds from its subsidiaries by dividend or loan.

Certain amounts have been retrospectively reclassified for the periods presented for changes in Newmont’s Consolidated Statements of Cash Flows required with the adoption of ASU No. 2016-15 related to the classification of certain items on the statement of cash flows, the correction of an immaterial error in calculating and recording Newmont’s Reclamation and remediation liabilities and other insignificant errors not previously recorded that the Company concluded were immaterial to our previously issued Consolidated Financial Statements. For further information regarding revisions from the Company’s Annual Report on Form 10-K for Newmont Mining Corporation for the year ended December 31, 2017, filed on February 22, 2018, see Note 2.

	Newmont Mining Corporation Consolidated
	Year Ended December 31, 2017			Year Ended December 31, 2016			Year Ended December 31, 2015
Condensed Consolidating Statements of Operation	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised
Sales	$7,348	$31	$7,379	$6,711	$(31)	$6,680	$6,085	$—	$6,085
Costs and expenses:
Costs applicable to sales (1)	4,038	24	4,062	3,772	(34)	3,738	3,578	10	3,588
Depreciation and amortization	1,249	12	1,261	1,220	(7)	1,213	1,102	19	1,121
Reclamation and remediation	177	15	192	179	(10)	169	253	(4)	249
Exploration	179	—	179	148	—	148	156	—	156
Advanced projects, research and development	143	—	143	134	—	134	126	—	126
General and administrative	237	—	237	233	—	233	241	—	241
Impairment of long-lived assets	14	—	14	977	26	1,003	56	—	56
Other expense, net	32	—	32	58	—	58	116	—	116
	6,069	51	6,120	6,721	(25)	6,696	5,628	25	5,653
Other income (expense):
Other income, net	54	—	54	69	—	69	135	—	135
Interest income - intercompany	—	—	—	—	—	—	—	—	—
Interest expense - intercompany	—	—	—	—	—	—	—	—	—
Interest expense, net	(241)	—	(241)	(273)	—	(273)	(297)	—	(297)
	(187)	—	(187)	(204)	—	(204)	(162)	—	(162)
Income (loss) before income and mining tax and other items	1,092	(20)	1,072	(214)	(6)	(220)	295	(25)	270
Income and mining tax benefit (expense)	(1,125)	(2)	(1,127)	(563)	(16)	(579)	(391)	5	(386)
Equity income (loss) of affiliates	(16)	—	(16)	(13)	—	(13)	(45)	—	(45)
Net income (loss) from continuing operations	(49)	(22)	(71)	(790)	(22)	(812)	(141)	(20)	(161)
Net income (loss) from discontinued operations	(38)	—	(38)	(133)	2	(131)	445	(4)	441
Net income (loss)	(87)	(22)	(109)	(923)	(20)	(943)	304	(24)	280
Net loss (income) attributable to noncontrolling interests:
Continuing operations	(11)	6	(5)	570	16	586	140	8	148
Discontinued operations	—	—	—	(274)	2	(272)	(224)	2	(222)
	(11)	6	(5)	296	18	314	(84)	10	(74)
Net income (loss) attributable to Newmont stockholders	$(98)	$(16)	$(114)	$(627)	$(2)	$(629)	$220	$(14)	$206
Comprehensive income (loss)	$(45)	$(22)	$(67)	$(923)	$(20)	$(943)	$448	$(24)	$424
Comprehensive loss (income) attributable to noncontrolling interests	(11)	6	(5)	296	18	314	(84)	10	(74)
Comprehensive income (loss) attributable to Newmont stockholders	$(56)	$(16)	$(72)	$(627)	$(2)	$(629)	$364	$(14)	$350

	Year Ended December 31, 2017
	(Issuer)			(Guarantor)			(Non-Guarantor)
	Newmont Mining Corporation			Newmont USA			Other Subsidiaries			Eliminations
Condensed Consolidating Statement of Operation	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised
Sales	$—	$—	$—	$1,934	$21	$1,955	$5,414	$10	$5,424	$—	$—	$—
Costs and expenses:
Costs applicable to sales (1)	—	—	—	1,190	19	1,209	2,848	5	2,853	—	—	—
Depreciation and amortization	4	—	4	351	4	355	894	8	902	—	—	—
Reclamation and remediation	—	—	—	49	14	63	128	1	129	—	—	—
Exploration	—	—	—	43	—	43	136	—	136	—	—	—
Advanced projects, research and development	—	—	—	21	—	21	122	—	122	—	—	—
General and administrative	—	—	—	80	—	80	157	—	157	—	—	—
Impairment of long-lived assets	—	—	—	—	—	—	14	—	14	—	—	—
Other expense, net	—	—	—	12	—	12	20	—	20	—	—	—
	4	—	4	1,746	37	1,783	4,319	14	4,333	—	—	—
Other income (expense):
Other income, net	41	—	41	6	—	6	7	—	7	—	—	—
Interest income - intercompany	149	—	149	43	—	43	41	—	41	(233)	—	(233)
Interest expense - intercompany	(39)	—	(39)	(4)	—	(4)	(190)	—	(190)	233	—	233
Interest expense, net	(222)	—	(222)	(7)	—	(7)	(12)	—	(12)	—	—	—
	(71)	—	(71)	38	—	38	(154)	—	(154)	—	—	—
Income (loss) before income and mining tax and other items	(75)	—	(75)	226	(16)	210	941	(4)	937	—	—	—
Income and mining tax benefit (expense)	(34)	—	(34)	(21)	(2)	(23)	(1,070)	—	(1,070)	—	—	—
Equity income (loss) of affiliates	11	(16)	(5)	(124)	16	(108)	(16)	—	(16)	113	—	113
Net income (loss) from continuing operations	(98)	(16)	(114)	81	(2)	79	(145)	(4)	(149)	113	—	113
Net income (loss) from discontinued operations	—	—	—	—	—	—	(38)	—	(38)	—	—	—
Net income (loss)	(98)	(16)	(114)	81	(2)	79	(183)	(4)	(187)	113	—	113
Net loss (income) attributable to noncontrolling interests:
Continuing operations	—	—	—	—	—	—	(11)	6	(5)	—	—	—
Discontinued operations	—	—	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	—	—	(11)	6	(5)	—	—	—
Net income (loss) attributable to Newmont stockholders	$(98)	$(16)	$(114)	$81	$(2)	$79	$(194)	$2	$(192)	$113	$—	$113
Comprehensive income (loss)	$(56)	$(16)	$(72)	$92	$(2)	$90	$(194)	$(4)	$(198)	$113	$—	$113
Comprehensive loss (income) attributable to noncontrolling interests	—	—	—	—	—	—	(11)	6	(5)	—	—	—
Comprehensive income (loss) attributable to Newmont stockholders	$(56)	$(16)	$(72)	$92	$(2)	$90	$(205)	$2	$(203)	$113	$—	$113

(1)	Excludes Depreciation and amortization and Reclamation and remediation.

	Year Ended December 31, 2016
	(Issuer)			(Guarantor)			(Non-Guarantor)
	Newmont Mining Corporation			Newmont USA			Other Subsidiaries			Eliminations
Condensed Consolidating Statement of Operation	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised
Sales	$—	$—	$—	$1,972	$(21)	$1,951	$4,739	$(10)	$4,729	$—	$—	$—
Costs and expenses:
Costs applicable to sales (1)	—	—	—	1,227	(29)	1,198	2,545	(5)	2,540	—	—	—
Depreciation and amortization	4	—	4	335	(2)	333	881	(5)	876	—	—	—
Reclamation and remediation	—	—	—	24	(10)	14	155	—	155	—	—	—
Exploration	—	—	—	35	—	35	113	—	113	—	—	—
Advanced projects, research and development	—	—	—	11	—	11	123	—	123	—	—	—
General and administrative	—	—	—	90	—	90	143	—	143	—	—	—
Impairment of long-lived assets	—	—	—	1	—	1	976	26	1,002	—	—	—
Other expense, net	—	—	—	30	—	30	28	—	28	—	—	—
	4	—	4	1,753	(41)	1,712	4,964	16	4,980	—	—	—
Other income (expense):
Other income, net	(69)	—	(69)	14	—	14	124	—	124	—	—	—
Interest income - intercompany	132	—	132	—	—	—	46	—	46	(178)	—	(178)
Interest expense - intercompany	(45)	—	(45)	—	—	—	(133)	—	(133)	178	—	178
Interest expense, net	(254)	—	(254)	(6)	—	(6)	(13)	—	(13)	—	—	—
	(236)	—	(236)	8	—	8	24	—	24	—	—	—
Income (loss) before income and mining tax and other items	(240)	—	(240)	227	20	247	(201)	(26)	(227)	—	—	—
Income and mining tax benefit (expense)	232	—	232	(55)	(7)	(62)	(740)	(9)	(749)	—	—	—
Equity income (loss) of affiliates	(619)	(2)	(621)	(1,344)	2	(1,342)	411	—	411	1,539	—	1,539
Net income (loss) from continuing operations	(627)	(2)	(629)	(1,172)	15	(1,157)	(530)	(35)	(565)	1,539	—	1,539
Net income (loss) from discontinued operations	—	—	—	—	—	—	(133)	2	(131)	—	—	—
Net income (loss)	(627)	(2)	(629)	(1,172)	15	(1,157)	(663)	(33)	(696)	1,539	—	1,539
Net loss (income) attributable to noncontrolling interests:
Continuing operations	—	—	—	—	—	—	570	16	586	—	—	—
Discontinued operations	—	—	—	—	—	—	(274)	2	(272)	—	—	—
	—	—	—	—	—	—	296	18	314	—	—	—
Net income (loss) attributable to Newmont stockholders	$(627)	$(2)	$(629)	$(1,172)	$15	$(1,157)	$(367)	$(15)	$(382)	$1,539	$—	$1,539
Comprehensive income (loss)	$(627)	$(2)	$(629)	$(1,170)	$15	$(1,155)	$(665)	$(33)	$(698)	$1,539	$—	$1,539
Comprehensive loss (income) attributable to noncontrolling interests	—	—	—	—	—	—	296	18	314	—	—	—
Comprehensive income (loss) attributable to Newmont stockholders	$(627)	$(2)	$(629)	$(1,170)	$15	$(1,155)	$(369)	$(15)	$(384)	$1,539	$—	$1,539

(1)	Excludes Depreciation and amortization and Reclamation and remediation.

	Year Ended December 31, 2015
	(Issuer)			(Guarantor)			(Non-Guarantor)
	Newmont Mining Corporation			Newmont USA			Other Subsidiaries			Eliminations
Condensed Consolidating Statement of Operation	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised
Sales	$—	$—	$—	$1,829	$—	$1,829	$4,256	$—	$4,256	$—	$—	$—
Costs and expenses:
Costs applicable to sales (1)	—	—	—	1,225	10	1,235	2,353	—	2,353	—	—	—
Depreciation and amortization	4	—	4	319	—	319	779	19	798	—	—	—
Reclamation and remediation	—	—	—	25	(4)	21	228	—	228	—	—	—
Exploration	—	—	—	30	—	30	126	—	126	—	—	—
Advanced projects, research and development	—	—	—	12	—	12	114	—	114	—	—	—
General and administrative	—	—	—	72	—	72	169	—	169	—	—	—
Impairment of long-lived assets	—	—	—	4	—	4	52	—	52	—	—	—
Other expense, net	—	—	—	29	—	29	87	—	87	—	—	—
	4	—	4	1,716	6	1,722	3,908	19	3,927	—	—	—
Other income (expense):
Other income, net	(10)	—	(10)	29	—	29	116	—	116	—	—	—
Interest income - intercompany	130	—	130	8	—	8	23	—	23	(161)	—	(161)
Interest expense - intercompany	(20)	—	(20)	—	—	—	(141)	—	(141)	161	—	161
Interest expense, net	(289)	—	(289)	(7)	—	(7)	(1)	—	(1)	—	—	—
	(189)	—	(189)	30	—	30	(3)	—	(3)	—	—	—
Income (loss) before income and mining tax and other items	(193)	—	(193)	143	(6)	137	345	(19)	326	—	—	—
Income and mining tax benefit (expense)	67	—	67	(10)	4	(6)	(448)	1	(447)	—	—	—
Equity income (loss) of affiliates	346	(14)	332	(304)	14	(290)	(7)	—	(7)	(80)	—	(80)
Net income (loss) from continuing operations	220	(14)	206	(171)	12	(159)	(110)	(18)	(128)	(80)	—	(80)
Net income (loss) from discontinued operations	—	—	—	—	—	—	445	(4)	441	—	—	—
Net income (loss)	220	(14)	206	(171)	12	(159)	335	(22)	313	(80)	—	(80)
Net loss (income) attributable to noncontrolling interests:
Continuing operations	—	—	—	—	—	—	140	8	148	—	—	—
Discontinued operations	—	—	—	—	—	—	(284)	2	(282)	60	—	60
	—	—	—	—	—	—	(144)	10	(134)	60	—	60
Net income (loss) attributable to Newmont stockholders	$220	$(14)	$206	$(171)	$12	$(159)	$191	$(12)	$179	$(20)	$—	$(20)
Comprehensive income (loss)	$364	$(14)	$350	$(127)	$12	$(115)	$422	$(22)	$400	$(211)	$—	$(211)
Comprehensive loss (income) attributable to noncontrolling interests	—	—	—	—	—	—	(139)	10	(129)	55	—	55
Comprehensive income (loss) attributable to Newmont stockholders	$364	$(14)	$350	$(127)	$12	$(115)	$283	$(12)	$271	$(156)	$—	$(156)

(1)	Excludes Depreciation and amortization and Reclamation and remediation.

	Year Ended December 31, 2017
	(Issuer)	(Guarantor)	(Non-Guarantor)		Newmont
	Newmont				Mining
	Mining	Newmont	Other		Corporation
Condensed Consolidating Statement of Cash Flows	Corporation	USA	Subsidiaries	Eliminations	Consolidated
Operating activities:
Net cash provided by (used in) operating activities of continuing operations	$(325)	$(207)	$2,671	$—	$2,139
Net cash provided by (used in) operating activities of discontinued operations	—	—	(15)	—	(15)
Net cash provided by (used in) operating activities	(325)	(207)	2,656	—	2,124
Investing activities:
Additions to property, plant and mine development	—	(253)	(613)	—	(866)
Purchases of investments	(114)	—	(16)	—	(130)
Proceeds from sales of investments	—	—	35	—	35
Acquisitions, net	—	—	—	—	—
Proceeds from sales of other assets	—	—	5	—	5
Proceeds from sale of Batu Hijau	—	—	—	—	—
Other	—	2	8	—	10
Net cash provided by (used in) investing activities of continuing operations	(114)	(251)	(581)	—	(946)
Net cash provided by (used in) investing activities of discontinued operations	—	—	—	—	—
Net cash provided by (used in) investing activities	(114)	(251)	(581)	—	(946)
Financing activities:
Repayment of debt	(379)	(3)	(2)	—	(384)
Distributions to noncontrolling interests	—	—	(178)	—	(178)
Dividends paid to common stockholders	(134)	—	—	—	(134)
Funding from noncontrolling interests	—	—	94	—	94
Acquisition of noncontrolling interests	—	—	(48)	—	(48)
Payments for withholding of employee taxes related to stock-based compensation	—	(13)	—	—	(13)
Dividends paid to noncontrolling interests	—	—	—	—	—
Proceeds from stock issuance, net	—	—	—	—	—
Proceeds from sale of noncontrolling interests	—	—	—	—	—
Net intercompany borrowings (repayments)	955	473	(1,428)	—	—
Other	(3)	—	(2)	—	(5)
Net cash provided by (used in) financing activities of continuing operations	439	457	(1,564)	—	(668)
Net cash provided by (used in) financing activities of discontinued operations	—	—	—	—	—
Net cash provided by (used in) financing activities	439	457	(1,564)	—	(668)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	6	—	6
Net change in cash, cash equivalents and restricted cash	—	(1)	517	—	516
Less net cash provided by (used in) Batu Hijau discontinued operations	—	—	—	—	—
	—	(1)	517	—	516
Cash, cash equivalents and restricted cash at beginning of period	—	1	2,781	—	2,782
Cash, cash equivalents and restricted cash at end of period	$—	$—	$3,298	$—	$3,298

Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$—	$—	$3,259	$—	$3,259
Restricted cash included in Other current assets	—	—	1	—	1
Restricted cash included in Other noncurrent assets	—	—	38	—	38
Total cash, cash equivalents and restricted cash	$—	$—	$3,298	$—	$3,298

	Year Ended December 31, 2016
	(Issuer)	(Guarantor)	(Non-Guarantor)		Newmont
	Newmont				Mining
	Mining	Newmont	Other		Corporation
Condensed Consolidating Statement of Cash Flows	Corporation	USA	Subsidiaries	Eliminations	Consolidated
Operating activities:
Net cash provided by (used in) operating activities of continuing operations	$2,240	$1,342	$117	$(1,782)	$1,917
Net cash provided by (used in) operating activities of discontinued operations	—	—	869	—	869
Net cash provided by (used in) operating activities	2,240	1,342	986	(1,782)	2,786
Investing activities:
Additions to property, plant and mine development	—	(261)	(872)	—	(1,133)
Purchases of investments	—	—	(15)	—	(15)
Proceeds from sales of investments	—	8	187	—	195
Acquisitions, net	—	—	—	—	—
Proceeds from sales of other assets	—	—	9	—	9
Proceeds from sale of Batu Hijau	—	—	920	—	920
Other	—	—	(4)	—	(4)
Net cash provided by (used in) investing activities of continuing operations	—	(253)	225	—	(28)
Net cash provided by (used in) investing activities of discontinued operations	—	—	(46)	—	(46)
Net cash provided by (used in) investing activities	—	(253)	179	—	(74)
Financing activities:
Repayment of debt	(1,307)	(3)	(2)	—	(1,312)
Distributions to noncontrolling interests	—	—	(3)	—	(3)
Dividends paid to common stockholders	(67)	(1,512)	(270)	1,782	(67)
Funding from noncontrolling interests	—	—	66	—	66
Acquisition of noncontrolling interests	—	—	(19)	—	(19)
Payments for withholding of employee taxes related to stock-based compensation	—	(6)	—	—	(6)
Dividends paid to noncontrolling interests	—	—	(146)	—	(146)
Proceeds from stock issuance, net	—	—	—	—	—
Proceeds from sale of noncontrolling interests	—	—	—	—	—
Net intercompany borrowings (repayments)	(866)	(748)	1,614	—	—
Other	—	—	1	—	1
Net cash provided by (used in) financing activities of continuing operations	(2,240)	(2,269)	1,241	1,782	(1,486)
Net cash provided by (used in) financing activities of discontinued operations	—	—	(331)	—	(331)
Net cash provided by (used in) financing activities	(2,240)	(2,269)	910	1,782	(1,817)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	2	—	2
Net change in cash, cash equivalents and restricted cash	—	(1,180)	2,077	—	897
Less net cash provided by (used in) Batu Hijau discontinued operations	—	—	503	—	503
	—	(1,180)	1,574	—	394
Cash, cash equivalents and restricted cash at beginning of period	—	1,181	1,207	—	2,388
Cash, cash equivalents and restricted cash at end of period	$—	$1	$2,781	$—	$2,782

Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$—	$1	$2,755	$—	$2,756
Restricted cash included in Other current assets	—	—	1	—	1
Restricted cash included in Other noncurrent assets	—	—	25	—	25
Total cash, cash equivalents and restricted cash	$—	$1	$2,781	$—	$2,782

	Year Ended December 31, 2015
	(Issuer)	(Guarantor)	(Non-Guarantor)		Newmont
	Newmont				Mining
	Mining	Newmont	Other		Corporation
Condensed Consolidating Statement of Cash Flows	Corporation	USA	Subsidiaries	Eliminations	Consolidated
Operating activities:
Net cash provided by (used in) operating activities of continuing operations	$7	$422	$1,159	$—	$1,588
Net cash provided by (used in) operating activities of discontinued operations	—	—	557	—	557
Net cash provided by (used in) operating activities	7	422	1,716	—	2,145
Investing activities:
Additions to property, plant and mine development	—	(326)	(985)	—	(1,311)
Purchases of investments	—	—	(17)	—	(17)
Proceeds from sales of investments	—	25	4	—	29
Acquisitions, net	(821)	—	(2)	—	(823)
Proceeds from sales of other assets	102	18	83	—	203
Proceeds from sale of Batu Hijau	—	—	—	—	—
Other	—	—	(32)	—	(32)
Net cash provided by (used in) investing activities of continuing operations	(719)	(283)	(949)	—	(1,951)
Net cash provided by (used in) investing activities of discontinued operations	—	—	(90)	—	(90)
Net cash provided by (used in) investing activities	(719)	(283)	(1,039)	—	(2,041)
Financing activities:
Repayment of debt	(200)	(2)	(27)	—	(229)
Distributions of noncontrolling interests	—	—	—	—	—
Dividends paid to common stockholders	(52)	—	—	—	(52)
Funding from noncontrolling interests	—	—	109	—	109
Acquisition of noncontrolling interests	—	—	(8)	—	(8)
Payments for withholding of employee taxes related to stock-based compensation	—	—	—	—	—
Dividends paid to noncontrolling interests	—	—	(3)	—	(3)
Proceeds from stock issuance, net	675	—	—	—	675
Proceeds from sale of noncontrolling interests	—	3	34	—	37
Net intercompany borrowings (repayments)	291	(57)	(234)	—	—
Other	(2)	1	(1)	—	(2)
Net cash provided by (used in) financing activities of continuing operations	712	(55)	(130)	—	527
Net cash provided by (used in) financing activities of discontinued operations	—	—	(225)	—	(225)
Net cash provided by (used in) financing activities	712	(55)	(355)	—	302
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	(24)	—	(24)
Net change in cash, cash equivalents and restricted cash	—	84	298	—	382
Less net cash provided by (used in) Batu Hijau discontinued operations	—	—	254	—	254
	—	84	44	—	128
Cash, cash equivalents and restricted cash at beginning of period	—	1,097	1,163	—	2,260
Cash, cash equivalents and restricted cash at end of period	$—	$1,181	$1,207	$—	$2,388

Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$—	$1,181	$1,182	$—	$2,363
Restricted cash included in Other current assets	—	—	—	—	—
Restricted cash included in Other noncurrent assets	—	—	25	—	25
Total cash, cash equivalents and restricted cash	$—	$1,181	$1,207	$—	$2,388

	Newmont Mining Corporation Consolidated
	Year Ended December 31, 2017			Year Ended December 31, 2016
Condensed Consolidating Balance Sheet	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised
Assets:
Cash and cash equivalents	$3,259	$—	$3,259	$2,756	$—	$2,756
Trade receivables	124	—	124	160	(31)	129
Other accounts receivables	113	—	113	183	—	183
Intercompany receivable	—	—	—	—	—	—
Investments	62	—	62	56	—	56
Inventories	679	—	679	617	24	641
Stockpiles and ore on leach pads	676	—	676	763	—	763
Other current assets	153	—	153	142	—	142
Current assets	5,066	—	5,066	4,677	(7)	4,670
Property, plant and mine development, net	12,267	71	12,338	12,485	33	12,518
Investments	280	—	280	207	—	207
Investments in subsidiaries	—	—	—	—	—	—
Stockpiles and ore on leach pads	1,848	—	1,848	1,864	—	1,864
Deferred income tax assets	537	12	549	1,331	14	1,345
Non-current intercompany receivable	—	—	—	—	—	—
Other non-current assets	565	—	565	467	—	467
Total assets	$20,563	$83	$20,646	$21,031	$40	$21,071
Liabilities:
Debt	$4	$—	$4	$566	$—	$566
Accounts payable	375	—	375	320	—	320
Intercompany payable	—	—	—	—	—	—
Employee-related benefits	309	—	309	304	(6)	298
Income and mining taxes	248	—	248	153	—	153
Other current liabilities	459	3	462	407	—	407
Current liabilities	1,395	3	1,398	1,750	(6)	1,744
Debt	4,061	—	4,061	4,049	—	4,049
Reclamation and remediation liabilities	2,154	191	2,345	2,029	135	2,164
Deferred income tax liabilities	595	—	595	592	—	592
Employee-related benefits	386	—	386	411	—	411
Non-current intercompany payable	—	—	—	—	—	—
Other non-current liabilities	342	—	342	326	—	326
Total liabilities	8,933	194	9,127	9,157	129	9,286
Equity:
Newmont stockholders’ equity	10,609	(74)	10,535	10,721	(58)	10,663
Noncontrolling interests	1,021	(37)	984	1,153	(31)	1,122
Total equity	11,630	(111)	11,519	11,874	(89)	11,785
Total liabilities and equity	$20,563	$83	$20,646	$21,031	$40	$21,071

	At December 31, 2017
	(Issuer)			(Guarantor)			(Non-Guarantor)
	Newmont Mining Corporation			Newmont USA			Other Subsidiaries			Eliminations
Condensed Consolidating Balance Sheet	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised
Assets:
Cash and cash equivalents	$—	$—	$—	$—	$—	$—	$3,259	$—	$3,259	$—	$—	$—
Trade receivables	—	—	—	18	—	18	106	—	106	—	—	—
Other accounts receivables	—	—	—	—	—	—	113	—	113	—	—	—
Intercompany receivable	2,053	—	2,053	4,601	—	4,601	3,484	—	3,484	(10,138)	—	(10,138)
Investments	—	—	—	—	—	—	62	—	62	—	—	—
Inventories	—	—	—	181	—	181	498	—	498	—	—	—
Stockpiles and ore on leach pads	—	—	—	196	—	196	480	—	480	—	—	—
Other current assets	—	—	—	38	—	38	115	—	115	—	—	—
Current assets	2,053	—	2,053	5,034	—	5,034	8,117	—	8,117	(10,138)	—	(10,138)
Property, plant and mine development, net	17	—	17	3,067	15	3,082	9,210	56	9,266	(27)	—	(27)
Investments	106	—	106	4	—	4	170	—	170	—	—	—
Investments in subsidiaries	12,086	(74)	12,012	(311)	—	(311)	—	—	—	(11,775)	74	(11,701)
Stockpiles and ore on leach pads	—	—	—	648	—	648	1,200	—	1,200	—	—	—
Deferred income tax assets	84	—	84	(1)	6	5	454	6	460	—	—	—
Non-current intercompany receivable	1,700	—	1,700	401	—	401	7	—	7	(2,108)	—	(2,108)
Other non-current assets	—	—	—	255	—	255	310	—	310	—	—	—
Total assets	$16,046	$(74)	$15,972	$9,097	$21	$9,118	$19,468	$62	$19,530	$(24,048)	$74	$(23,974)
Liabilities:
Debt	$—	$—	$—	$1	$—	$1	$3	$—	$3	$—	$—	$—
Accounts payable	—	—	—	83	—	83	292	—	292	—	—	—
Intercompany payable	1,338	—	1,338	2,145	—	2,145	6,655	—	6,655	(10,138)	—	(10,138)
Employee-related benefits	—	—	—	143	—	143	166	—	166	—	—	—
Income and mining taxes	—	—	—	18	—	18	230	—	230	—	—	—
Other current liabilities	52	—	52	163	—	163	244	3	247	—	—	—
Current liabilities	1,390	—	1,390	2,553	—	2,553	7,590	3	7,593	(10,138)	—	(10,138)
Debt	4,040	—	4,040	4	—	4	17	—	17	—	—	—
Reclamation and remediation liabilities	—	—	—	287	22	309	1,867	169	2,036	—	—	—
Deferred income tax liabilities	—	—	—	121	—	121	474	—	474	—	—	—
Employee-related benefits	—	—	—	222	—	222	164	—	164	—	—	—
Non-current intercompany payable	7	—	7	—	—	—	2,128	—	2,128	(2,135)	—	(2,135)
Other non-current liabilities	—	—	—	18	—	18	324	—	324	—	—	—
Total liabilities	5,437	—	5,437	3,205	22	3,227	12,564	172	12,736	(12,273)	—	(12,273)
Equity:
Newmont stockholders’ equity	10,609	(74)	10,535	5,892	(1)	5,891	5,883	(73)	5,810	(11,775)	74	(11,701)
Noncontrolling interests	—	—	—	—	—	—	1,021	(37)	984	—	—	—
Total equity	10,609	(74)	10,535	5,892	(1)	5,891	6,904	(110)	6,794	(11,775)	74	(11,701)
Total liabilities and equity	$16,046	$(74)	$15,972	$9,097	$21	$9,118	$19,468	$62	$19,530	$(24,048)	$74	$(23,974)

	At December 31, 2016
	(Issuer)			(Guarantor)			(Non-Guarantor)
	Newmont Mining Corporation			Newmont USA			Other Subsidiaries			Eliminations
Condensed Consolidating Balance Sheet	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised
Assets:
Cash and cash equivalents	$—	$—	$—	$1	$—	$1	$2,755	$—	$2,755	$—	$—	$—
Trade receivables	—	—	—	21	(21)	—	139	(10)	129	—	—	—
Other accounts receivables	—	—	—	2	—	2	181	—	181	—	—	—
Intercompany receivable	7,255	—	7,255	6,065	—	6,065	11,347	—	11,347	(24,667)	—	(24,667)
Investments	—	—	—	—	—	—	56	—	56	—	—	—
Inventories	—	—	—	155	19	174	462	5	467	—	—	—
Stockpiles and ore on leach pads	—	—	—	224	—	224	539	—	539	—	—	—
Other current assets	—	—	—	83	—	83	59	—	59	—	—	—
Current assets	7,255	—	7,255	6,551	(2)	6,549	15,538	(5)	15,533	(24,667)	—	(24,667)
Property, plant and mine development, net	20	—	20	3,144	12	3,156	9,355	21	9,376	(34)	—	(34)
Investments	—	—	—	8	—	8	199	—	199	—	—	—
Investments in subsidiaries	13,222	(58)	13,164	537	—	537	—	—	—	(13,759)	58	(13,701)
Stockpiles and ore on leach pads	—	—	—	599	—	599	1,265	—	1,265	—	—	—
Deferred income tax assets	477	—	477	48	3	51	1,296	11	1,307	(490)	—	(490)
Non-current intercompany receivable	2,219	—	2,219	606	—	606	955	—	955	(3,780)	—	(3,780)
Other non-current assets	—	—	—	224	—	224	243	—	243	—	—	—
Total assets	$23,193	$(58)	$23,135	$11,717	$13	$11,730	$28,851	$27	$28,878	$(42,730)	$58	$(42,672)
Liabilities:
Debt	$560	$—	$560	$3	$—	$3	$3	$—	$3	$—	$—	$—
Accounts payable	—	—	—	62	—	62	258	—	258	—	—	—
Intercompany payable	7,720	—	7,720	4,795	—	4,795	12,152	—	12,152	(24,667)	—	(24,667)
Employee-related benefits	—	—	—	148	(6)	142	156	—	156	—	—	—
Income and mining taxes	—	—	—	13	—	13	140	—	140	—	—	—
Other current liabilities	62	—	62	109	—	109	236	—	236	—	—	—
Current liabilities	8,342	—	8,342	5,130	(6)	5,124	12,945	—	12,945	(24,667)	—	(24,667)
Debt	4,038	—	4,038	4	—	4	7	—	7	—	—	—
Reclamation and remediation liabilities	—	—	—	247	18	265	1,782	117	1,899	—	—	—
Deferred income tax liabilities	9	—	9	93	—	93	980	—	980	(490)	—	(490)
Employee-related benefits	—	—	—	269	—	269	142	—	142	—	—	—
Non-current intercompany payable	83	—	83	—	—	—	3,731	—	3,731	(3,814)	—	(3,814)
Other non-current liabilities	—	—	—	21	—	21	305	—	305	—	—	—
Total liabilities	12,472	—	12,472	5,764	12	5,776	19,892	117	20,009	(28,971)	—	(28,971)
Equity:
Newmont stockholders’ equity	10,721	(58)	10,663	5,953	1	5,954	7,806	(59)	7,747	(13,759)	58	(13,701)
Noncontrolling interests	—	—	—	—	—	—	1,153	(31)	1,122	—	—	—
Total equity	10,721	(58)	10,663	5,953	1	5,954	8,959	(90)	8,869	(13,759)	58	(13,701)
Total liabilities and equity	$23,193	$(58)	$23,135	$11,717	$13	$11,730	$28,851	$27	$28,878	$(42,730)	$58	$(42,672)